World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2014

Dates Covered
Collections Period	02/01/14 - 02/28/14
Interest Accrual Period	02/18/14 - 03/16/14
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/14	429,705,359.59	28,724
Yield Supplement Overcollateralization Amount at 01/31/14	5,103,177.10	0
Receivables Balance at 01/31/14	434,808,536.69	28,724
Principal Payments	18,311,195.50	654
Defaulted Receivables	884,446.13	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/14	4,739,210.58	0
Pool Balance at 02/28/14	410,873,684.48	28,031

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	5,601,136.69	361
Past Due 61-90 days	1,327,226.72	81
Past Due 91 + days	380,692.83	26
Total	7,309,056.24	468

Total 31+ Delinquent as % Ending Pool Balance	1.78%

Recoveries	684,639.18

Aggregate Net Losses/(Gains) - February 2014	199,806.95

Overcollateralization Target Amount	18,489,315.80
Actual Overcollateralization	18,489,315.80

Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	4.92%
Weighted Average Remaining Term	41.64

Flow of Funds	$ Amount

Collections	20,359,048.99
Advances	(16,645.44)
Investment Earnings on Cash Accounts	387.49
Servicing Fee	(362,340.45)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,980,450.59

Distributions of Available Funds
(1) Class A Interest	230,428.32
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,984,249.73
(7) Distribution to Certificateholders	1,742,255.37
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,980,450.59

Servicing Fee	362,340.45
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 02/18/14	410,368,618.41
Principal Paid	17,984,249.73
Note Balance @ 03/17/14	392,384,368.68

Class A-1
Note Balance @ 02/18/14	0.00
Principal Paid	0.00
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-2
Note Balance @ 02/18/14	6,758,618.41
Principal Paid	6,758,618.41
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-3
Note Balance @ 02/18/14	257,000,000.00
Principal Paid	11,225,631.32
Note Balance @ 03/17/14	245,774,368.68
Note Factor @ 03/17/14	95.6320501%

Class A-4
Note Balance @ 02/18/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	127,670,000.00
Note Factor @ 03/17/14	100.0000000%

Class B
Note Balance @ 02/18/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	18,940,000.00
Note Factor @ 03/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	253,945.49
Total Principal Paid	17,984,249.73
Total Paid	18,238,195.22

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	2,928.73
Principal Paid	6,758,618.41
Total Paid to A-2 Holders	6,761,547.14

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	11,225,631.32
Total Paid to A-3 Holders	11,362,697.99

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2810966
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.9070740
Total Distribution Amount	20.1881706

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0094536
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	21.8160698
Total A-2 Distribution Amount	21.8255234

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.6794993
Total A-3 Distribution Amount	44.2128326

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/14	82,589.38
Balance as of 02/28/14	65,943.94
Change	(16,645.44)

Reserve Account
Balance as of 02/18/14	2,310,518.58
Investment Earnings	37.03
Investment Earnings Paid	(37.03)
Deposit/(Withdrawal)	—
Balance as of 03/17/14	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58